Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund

September 15, 2015

Supplement to the Prospectus dated February 27, 2015,
as amended and restated June 15, 2015 and supplemented June 22, 2015

At a meeting of the shareholders of the Investor Class shares of the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Large Value Fund, each a series of Hennessy Funds Trust, held on September 15, 2015, the shareholders approved the adoption of a Distribution (Rule 12b-1) Plan for the Investor Class shares of such Hennessy Funds.  The Distribution Plan will become effective, and 12b-1 fees under the Distribution Plan will be accrued and payable, beginning on November 1, 2015.  This will increase the fees of the Investor Class shares of such Hennessy Funds.

The special meeting of the shareholders of the Investor Class shares of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund, each a series of Hennessy Funds Trust, held on September 15, 2015, was adjourned until Friday, October 2, 2015, at 9:00 a.m., PDT.  The adjourned special meeting will reconvene at that time at the principal office of the Hennessy Funds located at 7250 Redwood Boulevard, Suite 200, Novato, California 94945.  The record date for the Special Meeting remains unchanged.

More information regarding the Distribution Plan and the projected fees and expenses of the Investor Class shares of the Hennessy Funds listed above following implementation of the Distribution Plan, as applicable, is available in the proxy statement, which information is incorporated herein by reference.  Shareholders may obtain a free copy of the definitive proxy statement and other documents filed by Hennessy Funds Trust with the Securities and Exchange Commission at the SEC’s web site at www.sec.gov or by contacting Hennessy Funds Trust.

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Prospectus Supplement Dated September 15, 2015
Please Read Carefully and Keep for Future Reference